Provisions for Loan Losses	12 Months Ended
Dec. 31, 2018
Provisions for Loan Losses
Provisions for Loan Losses

34.  Provisions for Loan Losses:

The changes in provisions for loan losses during 2016, 2017 and 2018 are the following:

	Loans and	Loans to customers as of December 31, 2016				Provisions for
	advance to	Commercial	Mortgage	Consumer		contingent
	banks	loans	loans	loans	Total	loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	—	—	—	—	—	(5,944)	(5,944)
Group provisions	—	(45,462)	(6,932)	(261,838)	(314,232)	—	(314,232)
Provisions established net	—	(45,462)	(6,932)	(261,838)	(314,232)	(5,944)	(320,176)

Provisions released:
Individual provisions	94	7,924	—	—	7,924	2,575	10,593
Group provisions	—	—	—	—	—	3,478	3,478
Provisions released net	94	7,924	—	—	7,924	6,053	14,071

Recovery of written-off assets	—	13,017	2,350	31,475	46,842	—	46,842

Provisions net allowances for credit risk	94	(24,521)	(4,582)	(230,363)	(259,466)	109	(259,263)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2016
MCh$

Allowances established of loans to customer and loans and advances to banks	(314,232)
Allowances released of loans to customer and loans and advances to banks	8,018
Total allowances of loans to customer and loans and advances to banks	(306,214)

	Loans and	Loans to customers as of December 31, 2017				Provisions for
	advance to	Commercial	Mortgage	Consumer		contingent
	banks	loans	loans	loans	Total	loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(5)	—	—	—	—	—	(5)
Group provisions	—	(47,837)	(4,361)	(247,810)	(300,008)	(3,131)	(303,139)
Provisions established net	(5)	(47,837)	(4,361)	(247,810)	(300,008)	(3,131)	(303,144)

Provisions released:
Individual provisions	—	28,571	—	—	28,571	3,841	32,412
Group provisions	—	—	—	—	—	—	—
Provisions released net	—	28,571	—	—	28,571	3,841	32,412

Recovery of written-off assets	—	13,750	3,246	32,481	49,477	—	49,477

Provisions net allowances for credit risk	(5)	(5,516)	(1,115)	(215,329)	(221,960)	710	(221,255)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2017
MCh$

Allowances established of loans to customer and loans and advances to banks	(300,013)
Allowances released of loans to customer and loans and advances to banks	28,571
Total allowances of loans to customer and loans and advances to banks	(271,442)

		Loans to customers as of December 31, 2018
	Loans and					Provisions for
	advance to	Commercial	Mortgage	Consumer		contingent
	banks	loans	loans	loans	Total	loan risks	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Provisions established:
Individual provisions	(240)	—	—	—	—	(2,368)	(2,608)
Group provisions	―	(61,702)	(7,546)	(241,244)	(310,492)	―	(310,492)
Provisions established net	(240)	(61,702)	(7,546)	(241,244)	(310,492)	(2,368)	(313,100)

Provisions released:
Individual provisions	—	871	—	—	871	—	871
Group provisions	—	—	—	—	—	327	327
Provisions released net	—	871	—	—	871	327	1,198

Recovery of written-off assets	—	13,579	4,572	42,428	60,579	—	60,579

Provisions net allowances for credit risk	(240)	(47,252)	(2,974)	(198,816)	(249,042)	(2,041)	(251,323)

The detail of the amounts presented in the Consolidated Statement of Cash Flow is as follows:

2018
MCh$

Allowances established of loans to customer and loans and advances to banks	(310,732)
Allowances released of loans to customer and loans and advances to banks	871
Total allowances of loans to customer and loans and advances to banks	(309,861)